UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: April 30, 2013

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

Kellner Merger Fund

Semi-Annual Report
October 31, 2012

KELLNER MERGER FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at October 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

KELLNER MERGER FUND

Expense Example at October 31, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/29/12 – 10/31/12).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the Kellner Merger Fund Class A and Institutional Class, respectively.  In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second set of lines of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

KELLNER MERGER FUND

EXPENSE EXAMPLE at October 31, 2012 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	6/29/12	10/31/12	6/29/12 – 10/31/12
Actual(2)
Class A	$1,000.00	$994.00	$6.69
Institutional Class	$1,000.00	$995.00	$5.84

Hypothetical (5% return
before expenses)(3)
Class A	$1,000.00	$1,010.41	$6.75
Institutional Class	$1,000.00	$1,011.27	$5.89

(1)
Expenses are equal to the Class A and Institutional Class fund shares’ annualized expense ratios of 1.96% and 1.71%, respectively, multiplied by the average account value over the period, multiplied by 125 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $5.98 and $5.12 for Class A and Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $6.03 and $5.17 for Class A and Institutional Class, respectively.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at October 31, 2012 (Unaudited)

Shares	COMMON STOCKS – 69.4%	Value
	Chemical Manufacturing – 7.1%
4,900	Medicis Pharmaceutical Corp. – Class A (c)	$212,709
	Credit Intermediation and Related Activities – 9.2%
22,500	Hudson City Bancorp, Inc. (c)	190,912
3,800	West Coast Bancorp	83,676
		274,588
	Crude Petroleum and Natural Gas Extraction – 2.6%
3,800	Progress Energy Resources Co. (a)(b)	76,552
	Electrical Equipment, Appliance,
	and Component Manufacturing – 12.3%
4,900	Cooper Industries PLC (b)(c)	367,206
	Fabricated Metal Product Manufacturing – 6.1%
4,200	Shaw Group, Inc. (a)(c)	183,918
	Funds, Trusts, and Other Financial Vehicles – 3.4%
1,100	Amerigroup Corp. (a)	100,474
	Insurance Carriers and Related Activities – 12.1%
5,700	Coventry Health Care, Inc. (c)	248,748
10,500	Seabright Holdings, Inc.	115,185
		363,933
	Management of Companies and Enterprises – 2.3%
3,800	Citizens Republic Bancorp, Inc. (a)	68,932
	Nursing and Residential Care Facilities – 1.4%
3,000	Sunrise Senior Living, Inc. (a)	43,170
	Oil and Gas Extraction – 6.0%
7,525	Nexen, Inc. (b)(c)	179,848
	Rental and Leasing Services – 6.5%
2,525	Dollar Thrifty Automotive Group, Inc. (a)	194,425
	Support Activities for Mining – 0.4%
1,900	Union Drilling, Inc. (a)	12,331
	TOTAL COMMON STOCKS (Cost $2,032,251)	2,078,086

	REITS – 1.8%
	REITs – 1.8%
4,900	American Realty Capital Trust, Inc.	55,223
	TOTAL REITS (Cost $60,740)	55,223

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at October 31, 2012 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS – 34.5%	Value
1,031,613	Fidelity Institutional Money Market Portfolio,
	Class I, 0.16% (d)	$1,031,613
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,031,613)	1,031,613
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,124,604) – 105.7%	3,164,922
	Liabilities in Excess of Other Assets – (5.7)%	(170,853)
	NET ASSETS – 100.0%	$2,994,069

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day yield as of October 31, 2012.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at October 31, 2012 (Unaudited)

Shares	COMMON STOCKS – 20.1%	Value
	Credit Intermediation and Related Activities – 10.3%
2,222	Columbia Banking System, Inc.	$39,352
5,206	FirstMerit Corp.	72,155
1,891	M&T Bank Corp.	196,853
		308,360
	Heavy and Civil Engineering Construction – 0.6%
493	Chicago Bridge & Iron Co. N.V. (b)	18,512
	Insurance Carriers and Related Activities – 3.2%
2,208	Aetna, Inc.	96,490
	Transportation Equipment Manufacturing – 6.0%
3,796	Eaton Corp.	179,247
	TOTAL COMMON STOCKS (Proceeds $539,195)	602,609

	REITS – 1.9%
	REITs – 1.9%
1,408	Realty Income Corp.	55,292
	TOTAL REITS (Proceeds $61,222)	55,292
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $600,417)	$657,901

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2012 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $3,124,604)	$3,164,922
Deposit at broker	591,003
Receivables
Dividends and interest	1,159
Due from Advisor (Note 4)	16,166
Prepaid expenses	23,281
Total assets	3,796,531
LIABILITIES
Securities sold short (proceeds $600,417)	657,901
Payables
Fund shares redeemed	20
Dividends on short positions	213
Loan payable	76,498
Administration and fund accounting fees	31,419
Transfer agent fees and expenses	14,841
Audit fees	5,999
Chief Compliance Officer fee	4,011
Custody fees	3,049
Legal fees	2,807
Distribution fees	2,514
Reports to shareholders	1,772
Trustee fees	1,042
Pricing fees	376
Total liabilities	802,462
NET ASSETS	$2,994,069
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$2,984,119
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	300,196
Net asset value and redemption price per share	$9.94
Maximum offering price per share
(Net asset value per share divided by 94.25%)	$10.55
Institutional Class Shares
Net assets applicable to shares outstanding	$9,950
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	1,000
Net asset value, offering and redemption price per share	$9.95
COMPONENTS OF NET ASSETS
Paid-in capital	$3,012,002
Undistributed net investment loss	(17,435)
Accumulated net realized gain on investments	16,762
Net unrealized appreciation/(depreciation) on:
Investments	40,224
Securities sold short	(57,484)
Net assets	$2,994,069

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF OPERATIONS For the Period Ended October 31, 2012 (Unaudited)

June 29, 2012*
through
October 31, 2012
INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $43)	$5,804
Interest	642
Total income	6,446
Expenses
Administration and fund accounting fees (Note 4)	31,419
Transfer agent fees and expenses (Note 4)	14,841
Advisory fees (Note 4)	12,613
Registration fees	11,480
Audit fees	5,999
Chief Compliance Officer fee (Note 4)	4,011
Custody fees (Note 4)	3,049
Legal fees	2,818
Distribution fees – Class A (Note 5)	2,514
Trustee fees	2,214
Printing and mailing expense	1,772
Miscellaneous	805
Pricing fees (Note 4)	376
Total expenses before dividends and interest on short positions	93,911
Dividends expense on short positions	5,829
Interest expense	403
Total expenses before reimbursement from advisor	100,143
Less: Expenses waived and reimbursed by Advisor (Note 4)	(76,262)
Net expenses	23,881
Net investment loss	(17,435)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on transactions from:
Investments	20,157
Securities sold short	(3,395)
Net change in unrealized appreciation/(depreciation) on:
Investments	40,224
Securities sold short	(57,484)
Net realized and unrealized loss on investments	(498)
Net Decrease in Net Assets Resulting from Operations	$(17,933)

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

June 29, 2012*
through
October 31, 2012
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(17,435)
Net realized gain/(loss) on transactions from:
Investments	20,157
Securities sold short	(3,395)
Net change in unrealized appreciation/(depreciation) on:
Investments	40,224
Securities sold short	(57,484)
Net decrease in net assets resulting from operations	(17,933)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	3,012,002
Total increase in net assets	2,994,069
NET ASSETS
Beginning of period	—
End of period	$2,994,069
Includes undistributed net investment loss of	$(17,435)

(a)	A summary of share transactions is as follows:

	June 29, 2012*
	through
	October 31, 2012
	Shares	Paid-in Capital
Class A Shares
Shares sold	300,200	$3,002,042
Shares redeemed	(4)	(40)
Net increase	300,196	$3,002,002

	June 29, 2012*
	through
	October 31, 2012
	Shares	Paid-in Capital
Institutional Class Shares
Shares sold	1,000	$10,000
Net increase	1,000	$10,000

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF CASH FLOWS For the Period Ended October 31, 2012* (Unaudited)

Increase/(decrease) in cash —
Cash flows from operating activities:
Net decrease in net assets from operations	$(17,933)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(4,123,690)
Proceeds for dispositions of investment securities	2,039,822
Purchase of short term investments, net	(1,031,613)
Increase in deposits at broker	(591,003)
Increase in dividends and interest receivable	(1,159)
Increase in due from advisor	(16,166)
Increase in prepaid expenses and other assets	(23,281)
Increase in proceeds on securities sold short	657,901
Increase in due to custodian	76,498
Increase in payable for dividends on short positions	213
Increase in accrued administration fees	31,419
Increase in distribution fees	2,514
Increase in custody fees	3,049
Increase in transfer agent expenses	14,841
Increase in other accrued expenses	16,027
Unrealized appreciation on securities	(40,318)
Net realized gain on investments	(9,123)
Net cash used in operating activities	(3,012,002)

Cash flows from financing activities:
Proceeds from shares sold	3,012,042
Payment on shares redeemed	(40)
Net cash provided by financing activities	3,012,002
Net increase in cash	—
Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest	$403

* The Fund commenced operations on June 29, 2012.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

	Class A Shares		Institutional Class Shares
	June 29, 2012*		June 29, 2012*
	through		through
	October 31, 2012		October 31, 2012
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.03)
Net realized and unrealized loss on investments	(0.02)		(0.02)
Total from investment operations	(0.06)		(0.05)
Net asset value, end of period	$9.94		$9.95

Total return	-0.60	%+	-0.50	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,984		$10
Ratio of expenses to average net assets:
Before expense reimbursement	9.52	%++	9.27	%++
After expense reimbursement	1.96	%++	1.71	%++
Ratio of expenses excluding interest expense
and dividends on short positions to average net assets:
Before expense reimbursement	9.31	%++	9.06	%++
After expense reimbursement	1.75	%++	1.50	%++
Ratio of net investment loss to average net assets:
Before expense reimbursement	(8.67	%)++	(8.42	%)++
After expense reimbursement	(1.11	%)++	(0.86	%)++
Portfolio turnover rate	11.51	%+	11.51	%+

*	Commencement of operations.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Kellner Merger Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Fund is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets.  The Fund commenced operations on June 29, 2012.  The Fund offers Class A and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of high amortized cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2012 (Unaudited), Continued

regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund charges a 2% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2012 (Unaudited), Continued

the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

G.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2012 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2012:

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2012 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$738,995	$—	$—	$738,995
Health Care and Social
Assistance	43,170	—	—	43,170
Management of Companies	68,932	—	—	68,932
Manufacturing	763,833	—	—	763,833
Mining, Quarrying, and Oil
and Gas Extraction	268,731	—	—	268,731
Real Estate and Rental
and Leasing	194,425	—	—	194,425
Total Common Stocks	2,078,086	—	—	2,078,086
REITS	55,223	—	—	55,223
Short-Term Investments	1,031,613	—	—	1,031,613
Total Investments
in Securities	$3,164,922	$—	$—	$3,164,922
Securities Sold Short	$657,901	$—	$—	$657,901

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2012, the end of the reporting period.  During the period ended October 31, 2012, the Fund recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the period ended October 31, 2012.

New Accounting Pronouncement: In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended October 31, 2012, Kellner Management, L.P. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2012 (Unaudited), Continued

The Fund pays fees calculated at an annual rate of 1.25% based upon the average daily net assets of the Fund.  For the period ended October 31, 2012, the Fund incurred $12,613 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.75% and 1.50% of average daily net assets for Class A shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended October 31, 2012, the Advisor reduced its fees in the amount of $76,262; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2016	$76,262

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “Transfer Agent”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the period ended October 31, 2012, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2012 (Unaudited), Continued

Administration and fund accounting	$31,419
Transfer agency (a)	12,836
Custody	3,049
Chief Compliance Officer	4,011

(a) Does not include out-of-pocket expenses.

At October 31, 2012, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$31,419
Transfer agency (a)	12,836
Custody	3,049
Chief Compliance Officer	4,011

(a) Does not include out-of-pocket expenses.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2012, the Fund incurred distribution expenses of $2,514 for the Class A shares pursuant to the Plan.

NOTE 6 – SECURITIES TRANSACTIONS

For the period ended October 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,123,690 and $2,039,822, respectively.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the period ending October 31, 2012.

NOTE 8 – BORROWING

During the period ending October 31, 2012, the Fund borrowed from Goldman Sachs.  The borrowing outstanding of $76,498 at October 31, 2012 is disclosed as loan payable on the Statement of Assets and Liabilities.  The average principal balance and interest rate charged for the period ending October 31, 2012 was $76,977 and 1.00075%, respectively.  The Fund incurred $403 of interest expense during the period ending October 31, 2012.

KELLNER MERGER FUND

NOTICE TO SHAREHOLDERS at October 31, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-KELLNER (1-855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-KELLNER (1-855-535-5637).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-KELLNER (1-855-535-5637).

KELLNER MERGER FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on June 10-12, 2012, the Board of Trustees of Advisors Series Trust, including the majority of the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial investment advisory agreement (“Advisory Agreement”) for the Kellner Merger Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services expected to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The Board members present, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor currently manages accounts with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer groups, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Advisor was agreeing to waive its advisory fees or reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.75% for Class A shares and 1.50% for Institutional Class shares (the “Expense Caps”).

KELLNER MERGER FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Fund’s expected total operating expenses for Institutional Class shares were below the peer group median and average and the contractual advisory fee was equal to the peer group median, though the expected total operating expenses for Class A shares were above the peer group median and average and the contractual advisory fee was above the peer group average.  The Board also noted that the Fund’s expected contractual advisory fee was less than the fee charged by the Advisor to many of its separately managed account clients.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

KELLNER MERGER FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Kellner Management, L.P.
900 Third Avenue, Suite 1000
New York, New York  10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-855-535-5637.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    1/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    1/7/13

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    1/7/13

* Print the name and title of each signing officer under his or her signature